Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss	$ 60,681	$ 87,285
Deferred revenue	17,230	13,496
Unbilled cost	461,325	441,973
Unbilled interest	38,288	36,682
Depreciation	9,373	5,586
Software amortization	287,015	224,254
Allowance for expected credit losses	232,109	106,569
Inventories obsolescence	(6,590)	(6,408)
Unrealized losses on trading securities	1,787	1,712
Accrued bonus	45,595	43,682
Other	48,569	46,771
Total deferred tax assets	1,195,463	1,001,602
Valuation allowance	(15,529)	(14,878)
Total deferred tax assets, net	1,179,934	986,724
Deferred tax liabilities
Unbilled revenue	(2,264,589)	(2,188,848)
Unbilled interest income	(420,187)	(318,899)
Deferred government subsidy	(42,293)	(40,519)
Unrealized gain on short-term investment	(60,877)	(25,575)
Other	(8,041)	(11,792)
Total deferred tax liabilities	(2,795,987)	(2,585,633)
Deferred tax liabilities, net	$ (1,616,053)	$ (1,598,909)